MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2013
Marketable Securities [Abstract]
Schedule of current available-for-sale marketable securities
At December 31, 2013, current available-for-sale marketable securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In thousands)
Corporate debt security	$1,004	$4	$—	$1,008
Total debt security	1,004	4	—	1,008
Equity securities	216	4,780	—	4,996
Total marketable securities	$1,220	$4,784	$—	$6,004
The contractual maturity of the debt security classified as current available-for-sale at December 31, 2013 is less than one year.
At December 31, 2012, current available-for-sale marketable securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In thousands)
Corporate debt securities	$13,608	$19	$—	$13,627
Total debt securities	13,608	19	—	13,627
Equity security	—	6,977	—	6,977
Total marketable securities	$13,608	$6,996	$—	$20,604

Schedule of proceeds from maturities and sales of current available-for-sale marketable securities and the related gross realized gains and losses
The following table presents the proceeds from maturities and sales of current and non-current available-for-sale marketable securities and the related gross realized gains and losses:

	December 31,
	2013	2012	2011
	(In thousands)
Proceeds from maturities and sales of available-for-sale marketable securities	$82,160	$205,944	$600,149
Gross realized gains	35,692	4,075	2,482
Gross realized losses	—	(5)	(41)